Schedule of Fair Value Assets Measured on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Level 1 inputs, USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Measurements, Recurring | Level 1 inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 4,203	$ 4,200